SHAREHOLDERS' EQUITY (Schedule of Share Capital) (Details)	Jun. 30, 2023 ILS (₪) shares	Jun. 30, 2023 USD ($) shares	Dec. 31, 2022 ILS (₪) shares	Dec. 31, 2022 USD ($) shares
Number of Ordinary Shares
Authorized share capital	2,500,000,000	2,500,000,000	2,500,000,000	2,500,000,000
Issued and paid-up share capital	922,958,942	922,958,942	922,958,942	922,958,942
Authorized share capital | ₪	₪ 250,000,000		₪ 250,000,000
Issued and paid-up share capital	₪ 92,295,894	$ 27,100,201	₪ 92,295,894	$ 27,100,201